Debt	6 Months Ended
Mar. 31, 2025
Debt [Abstract]
Debt

8. Debt

The Company’s borrowings, including short-term and long-term portions, consisted of the following:

			Yen in thousands
	Interest		As of March 31,	As of September 30,
	Rate	Maturity	2025	2024
Term loan with Japan Finance Corporation	0.95 to 1.45%	10-Jun-29	¥26,520	¥29,640
Total long-term debt			26,520	29,640
Current portion of long-term debt, net of debt issuance costs			(6,240)	(6,240)
Long-term debt, excluding current portion, net of debt issuance costs			¥20,280	¥23,400

The term loan agreement does not contain any financial covenants.

Contractual maturities of long-term debt as of March 31, 2025 are as follows (in thousand yen):

2025	¥6,240
2026	6,240
2027	6,240
2028	6,240
2029	1,560
Total	¥26,520